UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                              FORM 13F
                        FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2009
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:    Capital Advisors, Inc.
Address: 2200 South Utica Place
         Suite 150
         Tulsa, OK 74114
Form 13F File Number:     28-2644
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all require items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:     Lori A. Smith
Title:    Chief Financial Officer
Phone:    918-599-0045
Signature, Place, and Date of Signing:
     Lori A. Smith     Tulsa, OK     February 17, 2010
Report Type (Check only one):
[X]     13F HOLDINGS REPORT.
[ ]     13F NOTICE.
[ ]     13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     73
Form 13F Information Table Value Total:     $207,836
                                            (Thousands)
List of Other Included Managers:
NONE

                                                                  FORM 13F INFORMATION TABLE

        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)  (ITEM 7)               (ITEM 8)
                                                                           INVESTMENT                     VOTING AUTHORITY
                                                                           DISCRETION                         (SHARES)
                                                                        -----------------  ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR              SHARED
           OF             OF       CUSIP        MARKET     PRINCIPAL   SOLE SHARED OTHER          SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT     (A)   (B)   (C) MGR        (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----- ----- ----- -- ------------ ------------ ------------
3DICON CORP            COMMON   88579F102         16,758    2,747,140    X                     2,747,140            0            0
3M CO                  COMMON   88579Y101        363,748        4,400    X                         4,400            0            0
A T & T INC (NEW)      COMMON   00206R102      4,321,525      154,175    X                       154,175            0            0
AAON INC               COMMON   000360206     15,034,781      771,410    X                       771,410            0            0
ABBOTT LABS            COMMON   002824100      4,401,535       81,525    X                        81,525            0            0
ALNYLAM PHARMACEUTICA  COMMON   02043Q107      2,668,373      151,440    X                       151,440            0            0
APACHE CORP            COMMON   037411105        447,242        4,335    X                         4,335            0            0
APPLE COMPUTER INC     COMMON   037833100      3,014,521       14,305    X                        14,305            0            0
B P PLC ADR            COMMON   055622104        438,601        7,566    X                         7,566            0            0
BANK OF AMERICA        COMMON   060505104      4,082,480      271,081    X                       271,081            0            0
BERKSHIRE HATHAWAY IN  COMMON   084670108        992,000           10    X                            10            0            0
BERKSHIRE HATHAWAY IN  COMMON   084670207      4,360,522        1,327    X                         1,327            0            0
BONANZA ROYALTIES, LL  COMMON   02636P995            883       15,800    X                        15,800            0            0
BRISTOL MYERS SQUIBB   COMMON   110122108        204,828        8,112    X                         8,112            0            0
CANADIAN SUPERIOR ENE  COMMON   136644101          6,000       10,000    X                        10,000            0            0
CARMAX INC             COMMON   143130102      4,693,345      193,540    X                       193,540            0            0
CHEVRONTEXACO CORP     COMMON   166764100        307,036        3,988    X                         3,988            0            0
CISCO SYS INC          COMMON   17275R102      4,173,843      174,346    X                       174,346            0            0
CONOCOPHILLIPS         COMMON   20825C104      1,004,445       19,668    X                        19,668            0            0
DEEP ROCK OIL & GAS I  COMMON   243778107             25       50,000    X                        50,000            0            0
DYNEGY INC DEL CL A    COMMON   26817G102         28,743       15,880    X                        15,880            0            0
ENBRIDGE ENERGY PARTN  COMMON   29250R106        328,046        6,110    X                         6,110            0            0
ENTERPRISE PRODS PART  COMMON   293792107        343,248       10,928    X                        10,928            0            0
EXELON CORP            COMMON   30161N101      5,960,185      121,960    X                       121,960            0            0
EXXON MOBIL CORP       COMMON   30231G102      1,368,184       20,064    X                        20,064            0            0
FIFTH THIRD BANCORP    COMMON   316773100        451,181       46,275    X                        46,275            0            0
FTI CONSULTING INC     COMMON   302941109      4,576,171       97,035    X                        97,035            0            0
GENERAL ELECTRIC       COMMON   369604103      4,773,031      315,468    X                       315,468            0            0
GENZYME CORP GEN DIV   COMMON   372917104      5,028,083      102,593    X                       102,593            0            0
GEOGLOBAL RESOURCES I  COMMON   37249T109         43,160       20,850    X                        20,850            0            0
GOOGLE INC-CL A        COMMON   38259P508      6,525,909       10,526    X                        10,526            0            0
HEINZ H J CO           COMMON   423074103      3,800,509       88,880    X                        88,880            0            0
HOME DEPOT INC         COMMON   437076102      4,944,716      170,920    X                       170,920            0            0
I B M                  COMMON   459200101      4,436,268       33,891    X                        33,891            0            0
INTEL CORP             COMMON   458140100      6,457,071      316,523    X                       316,523            0            0
JOHNSON & JOHNSON      COMMON   478160104        565,842        8,785    X                         8,785            0            0
KIMBERLY CLARK CORP    COMMON   494368103      4,661,024       73,160    X                        73,160            0            0
KRAFT FOODS INC CL A   COMMON   50075N104      3,762,500      138,429    X                       138,429            0            0
LILLY, ELI AND COMPAN  COMMON   532457108      3,840,075      107,535    X                       107,535            0            0
LOCKHEED MARTIN CORP   COMMON   539830109        271,260        3,600    X                         3,600            0            0
MAGELLAN MIDSTREAM PA  COMMON   559080106        257,380        5,940    X                         5,940            0            0
MARSH & MCLENNAN COS   COMMON   571748102      3,900,432      176,650    X                       176,650            0            0
MCKESSON CORPORATION   COMMON   58155Q103      4,504,063       72,065    X                        72,065            0            0
MICROSOFT              COMMON   594918104      4,261,867      139,825    X                       139,825            0            0
MONSANTO CO NEW        COMMON   61166W101      6,080,156       74,375    X                        74,375            0            0
NEWMONT MINING CORP    COMMON   651639106      3,222,237       68,109    X                        68,109            0            0
NOVARTIS AG SPONSORED  COMMON   66987V109      5,522,794      101,466    X                       101,466            0            0
OCCIDENTAL PETE CORP   COMMON   674599105        476,792        5,861    X                         5,861            0            0
ONEOK PARTNERS L P     COMMON   68268N103        345,765        5,550    X                         5,550            0            0
PARKER DRILLING CO     COMMON   701081101        222,750       45,000    X                        45,000            0            0
PAYCHEX INC            COMMON   704326107      5,407,194      176,475    X                       176,475            0            0
PEPSICO INC            COMMON   713448108        606,176        9,970    X                         9,970            0            0
PERRIGO CO             COMMON   714290103      5,459,896      137,080    X                       137,080            0            0
PETSMART INC           COMMON   716768106      4,175,437      156,442    X                       156,442            0            0
PHILIP MORRIS INTL IN  COMMON   718172109        296,369        6,150    X                         6,150            0            0
PROCTER & GAMBLE COMP  COMMON   742718109      7,174,772      118,337    X                       118,337            0            0
QUEST DIAGNOSTICS      COMMON   74834L100      6,050,076      100,200    X                       100,200            0            0
SHARON ENERGY LTD      COMMON   819606104            750       10,000    X                        10,000            0            0
STATE STREET CORP      COMMON   857477103      4,019,831       92,325    X                        92,325            0            0
SUNCOR ENERGY INC      COMMON   867224107      3,825,591      108,343    X                       108,343            0            0
SYSCO CORP             COMMON   871829107      4,123,385      147,580    X                       147,580            0            0
TEXAS INSTRS INC       COMMON   882508104        432,961       16,614    X                        16,614            0            0
THERMO FISHER SCIENTI  COMMON   883556102      4,090,371       85,770    X                        85,770            0            0
TOTAL FINA ELF S A AD  COMMON   89151E109      4,507,968       70,393    X                        70,393            0            0
TRONOX INC             COMMON   897051207          4,424       11,643    X                        11,643            0            0
VERIZON COMMUNICATION  COMMON   92343V104        286,906        8,660    X                         8,660            0            0
VODAFONE GROUP INC     COMMON   92857W209      4,637,931      200,863    X                       200,863            0            0
WAL MART STORES INC    COMMON   931142103      4,903,877       91,747    X                        91,747            0            0
WELLS FARGO & CO NEW   COMMON   949746101        539,800       20,000    X                        20,000            0            0
WILLIAMS CLAYTON ENER  COMMON   969490101        743,232       21,217    X                        21,217            0            0
WILLIAMS COS INC       COMMON   969457100        278,361       13,205    X                        13,205            0            0
WILLIAMS PARTNERS L P  COMMON   96950F104        347,338       11,325    X                        11,325            0            0
YUM BRANDS INC         COMMON   988498101      4,431,224      126,715    X                       126,715            0            0